TRADE AND OTHER PAYABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Commodity suppliers' accruals and payables (a)	$ 787,410	$ 712,144
Green provisions and repurchase obligations	72,597	77,882
Sales tax payable	11,043	27,684
Non-commodity trade accruals and accounts payable (b)	91,422	80,573
Current portion of payable to former joint venture partner (c)	25,758	11,467
Accrued gas payable		544
Other payables	5,391	11,301
Trade and other current payables	993,621	921,595
DIP Facility
Disclosure of detailed information about borrowings [line items]
Commodity suppliers' accruals and payables (a)	529,900	514,700
Non-commodity trade accruals and accounts payable (b)	30,000	$ 12,900
Trade and other current payables	$ 585,674